Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	$ 25,690	¥ 162,855	¥ 292,237
Short-term investments	20,205	128,084	168,546
Accounts receivable, net	7,766	49,231	45,732
Inventories, net	17,340	109,921	91,551
Prepayments and other current assets	18,415	116,738	85,261
Amounts due from related parties	1,850	11,726	11,465
Total current assets	91,266	578,555	694,792
Non-current assets:
Property and equipment, net	1,227	7,779	8,386
Intangible assets	4,029	25,544	29,537
Operating lease right-of-use assets	6,084	38,567	29,234
Long-term investments	12,986	82,319	74,330
Goodwill	6,418	40,684	40,184
Other non-current asset	767	4,861	4,111
Total non-current assets	31,511	199,754	185,782
Total assets	122,777	778,309	880,574
Current liabilities
Short-term borrowings (including amounts of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB3,484 and RMB872 as of March 31, 2021 and 2022, respectively)	25,417	161,126	85,566
Accounts payable (including accounts payable of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB29,940 and RMB55,144 as of March 31, 2021 and 2022, respectively, and intra-group payables due to the Group's entities of RMB409,939 and RMB605,803 as of March 31, 2021 and 2022, respectively)	14,863	94,224	71,848
Salary and welfare payable (including amounts of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB4,851 and RMB5,597 as of March 31, 2021 and 2022, respectively)	1,084	6,871	6,309
Accrued liabilities and other current liabilities (including amounts of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB24,536 and RMB25,786 as of March 31, 2021 and 2022, respectively, and intra-group payables due to the Group's entities of RMB201,173 and RMB340,157 as of March 31, 2021 and 2022, respectively)	4,310	27,324	30,055
Amounts due to related parties, current (including amounts of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB910 and RMB4 as of March 31, 2021 and 2022, respectively)	35	219	910
Contract liabilities (including amounts of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB3,706 and RMB7,007 as of March 31, 2021 and 2022, respectively)	1,105	7,007	3,866
Operating lease liabilities, current (including amounts of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB6,058 and RMB7,238 as of March 31, 2021 and 2022, respectively)	1,578	10,001	8,063
Derivative liabilities (including amounts of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of nil as of March 31, 2021 and 2022, respectively)	1,433	9,086	9,996
Total current liabilities	49,825	315,858	216,613
Non-current liabilities
Deferred tax liabilities (including amounts of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB1,852 and RMB(1,369) as of March 31, 2021 and 2022, respectively)	765	4,847	8,958
Operating lease liabilities, non-current (including amounts of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB19,997 and RMB28,197 as of March 31, 2021 and 2022, respectively)	4,448	28,197	19,997
Long-term borrowings (including amounts of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB872 and nil as of March 31, 2021 and 2022, respectively)			68,075
Other debts, non-current (including amounts of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB415,122 and RMB157,874 as of March 31, 2021 and 2022, respectively)	28,562	181,062	433,292
Total non-current liabilities	33,775	214,106	530,322
Total liabilities	83,600	529,964	746,935
Commitments and contingencies (Note 29)
Mezzanine equity:
Redeemable non-controlling interests	1,029	6,522	5,946
Total mezzanine equity	1,029	6,522	5,946
Shareholders' equity:
Additional paid-in capital	519,826	3,295,336	3,272,612
Statutory reserves	542	3,433	3,047
Accumulated other comprehensive loss	(7,267)	(46,069)	(20,172)
Accumulated deficit	(455,765)	(2,889,233)	(2,759,882)
Receivable for issuance of ordinary shares	(25,988)	(164,700)	(413,377)
Total Boqii Holding Limited shareholders' equity	31,420	199,175	82,674
Non-controlling interests	6,728	42,648	45,019
Total shareholders' equity	38,148	241,823	127,693
Total liabilities, mezzanine equity and shareholders' equity	122,777	778,309	880,574
Class A Ordinary Shares [Member]
Shareholders' equity:
Common Stock Value	59	372	364
Class B Ordinary Shares [Member]
Shareholders' equity:
Common Stock Value	$ 13	¥ 82	¥ 82